UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2011

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
				    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management, LLC
Address:	5100 Poplar Avenue, Suite 805
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Casey McCandless
Title:			Chief Compliance OFficer
Phone:			901-763-4001
Signature, 			Place, 		Date of Signing:
Casey McCandless	Memphis, Tennessee	11/10/2011

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 1
Form 13F Information Table Entry Total:35
Form 13F Information Table Value Total:	61882

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.
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

FORM 13F INFORMATION TABLE VOTING AUTHORITY

NAME OF ISSUER TITLE OF CLASS CUSIP VALUE (x$1000) SHARES/PRN AMT
SH/PRN PUT/CALL INVSTMT DSCRETN OTHER MNGRS SOLE SHARED NONE

Benda Pharmaceuticals Inc Common 08165P108 469 22337998 SH Sole 22337998 0

Chevrontexaco Corp Common 166764100 222 2400 SH Sole 2400 0

China Housing and Land Develop Common 16939V103 6402 4296802 SH Sole
4296802 0

China Housing and Land Develop Common 16939V103 1498 1005600
SH Other 01 0 1005600

China Pharma Hldgs Inc Com Common 16941T104 1933 1992311 SH Sole 1992311 0

China Pharma Hldgs Inc Com Common 16941T104 437 451029 SH Other 01 0 451029

China Ritar Power Corp Common 169423100 4743 5275577 SH Sole 5275577 0

China Ritar Power Corp Common 169423100 581 646149 SH Other 01 0 646149

China Sky One Med Inc Com Common 16941P102 2641 1163422 SH Sole 1163422 0

China Yida Hldg Co Com New Common 16945D204 9931 3152570 SH Sole 3152570 0

China Yida Hldg Co Com New Common 16945D204 973 308907 SH Other 01 0 308907

Conocophillips Nfs Llc Is Common 20825C104 12575 198595.762 SH Sole 198596 0

Conocophillips Nfs Llc Is Common 20825C104 2959 46737.069 SH Other 01 0 46737

Exxon Mobil Corporation Common 30231G102 254 3500 SH Sole 3500 0

Fushi Intl Inc Com Common 36113C101 993 200647 SH Sole 200647 0

Fushi Intl Inc Com Common 36113C101 387 78153 SH Other 01 0 78153

Jiangbo Pharmaceuticals Inc Common 47737R101 141 744696 SH Sole 744696 0

Liandi Clean Technology Inc Co Common 52989W105 2267 1074519 SH Sole
1074519 0

Murphy Oil Corp Common 626717102 353 8000 SH Sole 8000 0

Shengtai Pharmaceutical Inc Common 823214200 2495 1782471 SH Sole 1782471 0

Shengtai Pharmaceutical Inc Common 823214200 16 11400 SH Other 01 0 11400

Tianyin Pharmaceutical Co Inc Common 88630M104 3891 3242637 SH Sole 3242637 0

Tianyin Pharmaceutical Co Inc Common 88630M104 278 231840 SH Other 01 0
231840

Total Fina SA ADR Common 89151E109 4970 113300 SH Sole 113300 0

Total Fina SA ADR Common 89151E109 469 10700 SH Other 01 0 10700

         61882